Loans and Allowance for Loan Losses, Based on Impairment Review Method (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	$ 0	$ 0
Collectively evaluated for impairment	44,762	46,327
Total ending allowance balance	44,762	46,327	$ 47,714	$ 47,927
Loans [Abstract]
Individually evaluated for impairment	25,881	26,535
Collectively evaluated for impairment	3,267,423	3,131,797
Total ending loans balance	3,293,304	3,158,332
Commercial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	4,491	4,071
Total ending allowance balance	4,491	4,071	4,019	3,771
Loans [Abstract]
Individually evaluated for impairment	3,306	4,129
Collectively evaluated for impairment	200,109	219,253
Total ending loans balance	203,415	223,382
Real Estate Mortgage - 1 to 4 Family [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	39,753	42,088
Total ending allowance balance	39,753	42,088	43,597	44,069
Loans [Abstract]
Individually evaluated for impairment	22,575	22,406
Collectively evaluated for impairment	3,057,923	2,904,950
Total ending loans balance	3,080,498	2,927,356
Installment [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	518	168
Total ending allowance balance	518	168	$ 98	$ 87
Loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	9,391	7,594
Total ending loans balance	$ 9,391	$ 7,594